Share capital - Follow-On Offering (Details) SFr in Thousands, $ in Millions			12 Months Ended
	Dec. 19, 2023 CHF (SFr) shares	Dec. 19, 2023 USD ($) shares	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Share capital
Issuance costs			SFr 0	SFr 0	SFr 776
Follow on Offering
Share capital
Number of shares issued during the period | shares	14,300,000	14,300,000
Issuance costs	SFr 3,300
Net proceeds from issuance of shares	40,500
Proceeds from issue of ordinary shares	SFr 43,800	$ 50.1